SUBSEQUENT EVENTS (Detail Textuals)	12 Months Ended
	Sep. 30, 2018 USD ($) Share	Sep. 30, 2017 Share	Sep. 30, 2016 Share
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted	803,400		45,500
Pre funded warrants stock option after reporting date | Omega Fund IV, L.P
Disclosure of non-adjusting events after reporting period [line items]
Exercise of pre-funded warrants	535,000
Stock option events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted	12,000
Exercisable price per share | $	$ 3.58
Term of exercisable stock option	10 years